Deferred Acquisition Costs, Deferred Sales Inducements, and Value of Business Acquired (Tables)	12 Months Ended
Dec. 31, 2016
Insurance [Abstract]
Deferred Acquisition Costs
The following represents a rollforward of DAC, DSI and VOBA:

(In millions)	DAC	DSI	VOBA	Total
Balance at December 31, 2013	$210	$91	$1,834	$2,135
Additions	250	113	—	363
Unlocking	2	6	28	36
Amortization	(20)	(10)	(129)	(159)
Impact of unrealized investment (gains) losses	(17)	(12)	(117)	(146)
Balance at December 31, 2014	425	188	1,616	2,229
Additions	288	136	—	424
Unlocking	(6)	(2)	(27)	(35)
Amortization	(34)	(18)	(136)	(188)
Impact of unrealized investment (gains) losses	34	17	182	233
Balance at December 31, 2015	707	321	1,635	2,663
Additions	601	200	—	801
Unlocking	(12)	(3)	(23)	(38)
Amortization	(110)	(37)	(159)	(306)
Impact of unrealized investment (gains) losses	(38)	(19)	(99)	(156)
Balance at December 31, 2016	$1,148	$462	$1,354	$2,964

Deferred Sales Inducements
The following represents a rollforward of DAC, DSI and VOBA:

(In millions)	DAC	DSI	VOBA	Total
Balance at December 31, 2013	$210	$91	$1,834	$2,135
Additions	250	113	—	363
Unlocking	2	6	28	36
Amortization	(20)	(10)	(129)	(159)
Impact of unrealized investment (gains) losses	(17)	(12)	(117)	(146)
Balance at December 31, 2014	425	188	1,616	2,229
Additions	288	136	—	424
Unlocking	(6)	(2)	(27)	(35)
Amortization	(34)	(18)	(136)	(188)
Impact of unrealized investment (gains) losses	34	17	182	233
Balance at December 31, 2015	707	321	1,635	2,663
Additions	601	200	—	801
Unlocking	(12)	(3)	(23)	(38)
Amortization	(110)	(37)	(159)	(306)
Impact of unrealized investment (gains) losses	(38)	(19)	(99)	(156)
Balance at December 31, 2016	$1,148	$462	$1,354	$2,964

Expected Amortization of Value of Business Acquired	The expected amortization of VOBA for the next five years is as follows:

(In millions)	Expected Amortization
2017	$139
2018	128
2019	114
2020	105
2021	97